UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-08991

          BlackRock High Yield Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock High Yield Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

This amendment to Form N-Q for BlackRock High Yield Trust replaces in its entirety the initial Form N-Q, accession number 0000930413-05-006902, filed September 29, 2005, which, due to a clerical error, contains information for another fund and is to be disregarded.

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

BlackRock High Yield Trust (BHY)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—138.4%
			Asset-Backed Securities—7.4%
Ba2	$1,000		Capital Guardian High Yield CBO Ltd., Ser. 1A, 11.45%, 5/24/13, (Cayman Island)	$ 978,400
Ba3	2,500		First Dominion Funding II, Ser. 1A, 11.61%, 4/25/14, (Cayman Island)	2,455,500
C	2,550		Zais Investment Grade Ltd., Class C, Pay-in-kind, 9.95%, 9/23/14, (Cayman Island)	254,953

				3,688,853

			Bank Loans—2.1%
	1,000		HealthSouth Corp., LIBOR + 5.00%, zero coupon, 3/21/10	1,012,500
	60		Echostar DBS Corp., LIBOR + 2.25%, 6.754%, 10/01/05	61,350

				1,073,850

			CORPORATE BONDS—128.6%
			Aerospace & Defense—4.5%
			AAR Corp.,
BB-	435		6.875%, 12/15/07	445,875
	350	[2]	Ser. A2, 8.39%, 5/15/11	357,000
B	275		Argo-Tech Corp., 9.25%, 6/01/11	299,750
B+	125		Armor Holdings, Inc., 8.25%, 8/15/13	136,250
			BE Aerospace, Inc.,
B+	500		8.50%, 10/01/10	553,750
B-	320		8.875%, 5/01/11	332,800
	1,500	[3,4,5]	Condor Systems, Inc., Ser. B, 11.875%, 5/01/09	0
BB-	19		Sequa Corp., Ser. B, 8.875%, 4/01/08	20,520
B	110		Titan Corp., 8.00%, 5/15/11	120,450

				2,266,395

			Automotive—3.5%
B-	200		Accuride Corp., 8.50%, 2/01/15	208,000
BB	150		ArvinMeritor, Inc., 8.75%, 3/01/12	161,625
B	100		Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	96,000
B2	150		Delco Remy Intl., Inc., 7.599%, 10/15/05	151,125
Ca	40		Delphi Corp., 6.50%, 5/01/09	36,000
B-	60		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	60,075
CCC+	480	[2]	Metaldyne Corp., 10.00%, 11/01/13	435,600
BB-	310	[2]	Navistar Intl. Corp., 6.25%, 3/01/12	303,800
B-	300		Stanadyne Corp., 10.00%, 8/15/14	298,500

				1,750,725

			Basic Materials—17.6%
BB-	70		Abitibi-Consolidated, Inc., 8.375%, 4/01/15, (Canada)	72,975
B+	40		Ainsworth Lumber Co. Ltd., 7.24%, 9/30/05	39,800
B-	205		Alpha Natural Resources LLC, 10.00%, 6/01/12	228,063
B-	120	[2]	Borden US Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	124,050
BB	315		Bowater Canada Finance Corp., 7.95%, 11/15/11, (Canada)	333,112
B-	530		Caraustar Industries, Inc., 9.875%, 4/01/11	541,925
BB+	325		Cascades, Inc., 7.25%, 2/15/13, (Canada)	325,000
BB-	305		Century Aluminum Co., 7.50%, 8/15/14	311,863
B2	150	[2]	Compression Polymers Corp., 10.50%, 7/01/13	151,500
B-	60		Crystal Us Holdings 3 LLC, 10.50%, 10/01/14	43,200
BB-	90		Donohue Forest Products, 7.625%, 5/15/07, (Canada)	92,025
			Equistar Chemicals LP,
BB-	115		10.125%, 9/01/08	127,363
BB-	100		10.625%, 5/01/11	111,500
BB-	50		Equistar Chemicals Place Funding Corp., 8.75%, 2/15/09	53,313
BB+	265		Georgia Pacific Corp., 8.00%, 1/15/24	305,413
Ba3	50		Huntsman Advanced Materials LLC, 11.00%, 7/15/10	56,750
			Huntsman LLC,
B	95		11.50%, 7/15/12	111,150
BB-	365		11.625%, 10/15/10	428,875

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Basic Materials—(cont’d)
			IMC Global, Inc.,
BB	$ 45		10.875%, 8/01/13	$ 53,100
BB	35		Ser. B, 10.875%, 6/01/08	39,813
CCC+	585	[2]	Innophos, Inc., 8.875%, 8/15/14	601,087
BB+	325		Ipsco, Inc., 8.75%, 6/01/13, (Canada)	362,375
BBB+	366		Ispat Inland ULC, 9.75%, 4/01/14, (Canada)	431,880
			Lyondell Chemical Co.,
BB-	260		10.50%, 6/01/13	301,275
BB-	230		Ser. A, 9.625%, 5/01/07	245,237
			Nalco Co.,
B2	20		7.75%, 11/15/11	21,300
B-	590		8.875%, 11/15/13	642,362
B3	450	[2]	NewPage Corp., 10.00%, 5/01/12	453,375
BB-	100		Norske Skog Canada Ltd., 7.375%, 3/01/14, (Canada)	99,000
B-	405	[2]	PQ Corp., 7.50%, 2/15/13	402,975
BB-	100	[2]	Quicksilver, Inc., 6.875%, 4/15/15	100,500
	2,000	[5]	Republic Technologies Intl. LLC, 13.75%, 7/15/49	0
			Rhodia SA,
CCC+	325		8.875%, 6/01/11, (France)	316,875
B3	535	[2]	10.25%, 6/01/10, (France)	576,462
B-	50		Rockwood Specialties Group, Inc., 7.50%, 11/15/14	50,125
BB-	125		Russel Metals, Inc., 6.375%, 3/01/14, (Canada)	120,625
BBB-	100	[2]	Southern Peru Copper Corp., 7.50%, 7/27/35	99,125
B3	490		Trimas Corp., 9.875%, 6/15/12	417,725

				8,793,093

			Building & Development—2.4%
			Goodman Global Holding Co., Inc.,
B-	45	[2]	6.41%, 6/15/12	45,000
B-	480	[2]	7.875%, 12/15/12	459,000
Ba1	250		Hovnanian K Enterprises, Inc., 6.375%, 12/15/14	251,875
CCC+	130		Nortek, Inc., 8.50%, 9/01/14	125,613
BBB-	175		NVR, Inc., 5.00%, 6/15/10	173,687
Ba3	125		WCI Communities, Inc., 7.875%, 10/01/13	126,562

				1,181,737

			Business Equipment & Services—0.4%
			Xerox Corp.,
Ba2	85		6.875%, 8/15/11	88,825
Ba2	100		7.20%, 4/01/16	109,750

				198,575

			Conglomerates—0.3%
BB-	150		Arch Western Finance LLC, 6.75%, 7/01/13	154,125

			Consumer Products—7.4%
B3	65		ALH Finance LLC/ALH Finance Corp., 8.50%, 1/15/13	61,750
CCC	30		Ames True Temper, Inc., 10.00%, 7/15/12	25,500
B	175		B&G Foods, Inc., 8.00%, 10/01/11	181,125
B+	540		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	507,600
B	294		Gold Kist, Inc., 10.25%, 3/15/14	333,690
B-	470		Lazydays RV Center, Inc., 11.75%, 5/15/12	494,675
B-	240		Levi Strauss & Co., 8.254%, 10/03/05	240,600
CCC	205	[2]	Merisant Co., 10.75%, 7/15/13	138,375
B2	540	[2]	Movie Gallery, Inc., 11.00%, 5/01/12	558,900
C	1,200	[4,5]	Nebco Evans Holding Co., zero coupon, 7/15/07	0
B-	265		Pantry, Inc., The, 7.75%, 2/15/14	272,950
B-	185		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	188,700
B-	405	[2]	Rite Aid Corp., 6.125%, 12/15/08	384,750
BB	295		Smithfield Foods, Inc., 7.00%, 8/01/11	309,013

				3,697,628

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Containers & Packaging—2.7%
BB	$ 60		Ball Corp., 6.875%, 12/15/12	$ 63,300
			Crown Cork & Seal, Inc.,
B	115		7.375%, 12/15/26	108,387
B	540		8.00%, 4/15/23	544,050
B	40		Crown European Hldgs. SA, 10.875%, 3/01/13, (France)	47,200
			Graham Packaging Co., Inc.,
CCC+	180	[2]	8.50%, 10/15/12	186,750
CCC+	160	[2]	9.875%, 10/15/14	164,400
B3	240		Pliant Corp., 11.125%, 9/01/09	233,400

				1,347,487

			Ecological Services & Equipment—0.8%
			Allied Waste NA, Inc.,
BB-	200		7.25%, 3/15/15	197,500
BB-	80		8.50%, 12/01/08	84,200
BB-	110		8.875%, 4/01/08	116,050

				397,750

			Energy—27.3%
B+	189		AES Ironwood LLC, 8.857%, 11/30/25	216,678
BB-	140		AES Red Oak LLC, Ser. A, 8.54%, 12/01/19	158,081
B1	195		ANR Pipeline Co., 9.625%, 11/01/21	249,112
CCC	265		Calpine Canada Energy Finance LLC, 8.50%, 5/01/08, (Canada)	192,125
B	160	[2]	Calpine Corp., 9.625%, 9/30/14	166,800
CCC+	160		Calpine Generating Co. LLC, 11.50%, 4/01/11	150,400
BBB-	233		CE Generation LLC, 7.416%, 12/15/18	246,471
			Chesapeake Energy Corp.,
BB-	120	[2]	6.25%, 1/15/18	118,800
BB-	250		7.00%, 8/15/14	266,250
			CMS Energy Corp.,
B+	10		7.50%, 1/15/09	10,550
B+	40		9.875%, 10/15/07	43,900
			Coastal Corp.,
B-	100		7.42%, 2/15/37	92,000
B-	150		7.75%, 6/15/10	154,312
B-	250		9.625%, 5/15/12	278,125
B-	215		10.75%, 10/01/10	237,575
B1	45	[2]	Colorado Interstate Gas Co., 5.95%, 3/15/15	44,494
BB-	90	[2]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15, (France)	94,050
B	300		Compton Petroleum Corp., Ser. A, 9.90%, 5/15/09, (Canada)	324,000
B2	60		Dresser, Inc., 9.375%, 4/15/11	63,000
			Dynegy Holdings, Inc.,
B-	40	[2]	9.875%, 7/15/10	44,200
B-	275	[2]	10.125%, 7/15/13	312,812
B-	120	[2]	El Paso Corp., 7.625%, 8/16/07	123,000
			El Paso Natural Gas Co.,
B1	65		7.625%, 8/01/10	68,412
B1	55		8.375%, 6/15/32	65,175
Ba2	776		Elwood Energy LLC, 8.159%, 7/05/26	876,871
B	300		Exco Resources, Inc., 7.25%, 1/15/11	309,000
B1	200		Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	210,500
B+	220		Frontier Oil Corp., 6.625%, 10/01/11	228,250
B	195		Hanover Compressor Co., 8.625%, 12/15/10	205,725
B	350	[2]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	388,500
BB-	5		Hornbeck Offshore Services, Inc., 6.125%, 12/01/14	5,038
B-	470	[2]	KCS Energy, Inc., 7.125%, 4/01/12	481,750
			Midwest Generation LLC,
B+	199		8.56%, 1/02/16	220,548
B1	140		8.75%, 5/01/34	156,800
B2	685		Mission Energy Holdings Co., 13.50%, 7/15/08	816,862

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
			Newfield Exploration Co.,
BB-	$ 30		6.625%, 9/01/14	$ 31,538
BB-	20		8.375%, 8/15/12	21,850
			North American Energy Partners, Inc.,
CCC+	400		8.75%, 12/01/11, (Canada)	356,000
B	375	[2]	9.00%, 5/15/10, (Canada)	382,500
B-	50	[2]	Ocean Rig Norway AS, 8.375%, 7/01/13, (Norway)	52,250
B	500		Orion Power Holdings, Inc., 12.00%, 5/01/10	603,750
Ba2	70		Plains Exploration & Production Co., 7.125%, 6/15/14	75,600
BB-	325		Premcor Refining Group, Inc., 6.75%, 5/01/14	347,344
Ba2	210		Pride Intl., Inc., 7.375%, 7/15/14	231,000
			Range Resources Corp.,
B	25		6.375%, 3/15/15	25,125
B	185		7.375%, 7/15/13	198,412
			Reliant Energy, Inc.,
B+	400		6.75%, 12/15/14	393,000
B+	195		9.25%, 7/15/10	212,550
B	300		Roseton Danskammer, Ser.A, 7.27%, 11/08/10	300,000
BB-	300		Swift Energy Co., 7.625%, 7/15/11	315,000
B1	160		Tennessee Gas Pipeline Co., 8.375%, 6/15/32	190,400
			Transcontinental Gas Pipe Line Corp.,
Ba2	65		7.25%, 12/01/26	72,394
Ba2	400		Ser. B, 8.875%, 7/15/12	484,000
BB+	130	[2]	TXU Corp., 6.55%, 11/15/34	125,458
B2	565		Utilicorp Canada Finance Corp., 7.75%, 6/15/11, (Canada)	589,012
B2	350		Whiting Petroleum Corp., 7.25%, 5/01/12 - 5/01/13	355,000
B-	200	[2]	Williams Clayton Energy, Inc., 7.75%, 8/01/13	199,500
B+	425		Williams Cos, Inc., 7.625%, 7/15/19	486,094

				13,667,943

			Entertainment & Leisure—4.4%
B-	280		Gaylord Entertainment Co., 6.75%, 11/15/14	278,250
B	215		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	235,425
BB	225		K2, Inc., 7.375%, 7/01/14	236,250
			MGM Mirage,
BB	270		6.00%, 10/01/09	270,675
BB	60		6.75%, 9/01/12	62,100
B	240		Poster Financial Group, Inc., 8.75%, 12/01/11	246,000
BB-	140	[2]	Seneca Gaming Corp., 7.25%, 5/01/12	145,250
B	385	[2]	Virgin River Casino Corp., 9.00%, 1/15/12	404,250
B-	90	[2]	WMG Hldgs. Corp., 9.50%, 12/15/14	62,550
B+	295		Wynn Las Vegas LLC, 6.625%, 12/01/14	287,256

				2,228,006

			Financial Institutions—11.2%
BB	300	[2]	American Real Estate Partners LP, 8.125%, 6/01/12	316,500
BB	185	[2]	American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	185,000
	500		Ameriserve Finance Capital Corp., 12.00%, 9/15/06	25,000
B-	428		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	485,780
BB	340		Crum & Forster Hldgs. Corp., 10.375%, 6/15/13	374,000
			Dow Jones CDX NA HY,
B3	250	[2]	Ser. 1, 7.75%, 12/29/09	254,219
B3	250	[2]	Ser. 3, 8.00%, 12/29/09	252,812
BB	500		Fairfax Financial Holdings Ltd.,
BB	50		6.875%, 4/15/08, (Canada)	50,250
			7.75%, 4/26/12, (Canada)	483,750
BB	50		8.30%, 4/15/26, (Canada)	44,125
			Ford Motor Credit Co.,
Baa3	560		5.70%, 1/15/10	526,960
Baa3	175		7.25%, 10/25/11	172,706
B-	450	[2]	K&F Acquisition, Inc., 7.75%, 11/15/14	461,250

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
B-	$ 170		K&F Parent, Inc., 11.50%, 2/01/15	$ 180,200
B-	245	[2]	KRATON Polymers LLC, 8.125%, 1/15/14	237,650
			Rainbow National Services LLC,
B+	285	[2]	8.75%, 9/01/12	313,500
B+	490		10.375%, 9/01/14	564,725
B-	335	[2]	Standard Aero Holdings, Inc., 8.25%, 9/01/14	353,425
B-	205		UGS Corp., 10.00%, 6/01/12	228,575
B-	30		Universal City Florida Hldg. Co. I/II, 7.96%, 8/01/05	31,500
BB-	50		Western Financial Bank, 9.625%, 5/15/12	55,125

				5,597,052

			Health Care—5.8%
			Coventry Health Care, Inc.,
BBB-	80		5.875%, 1/15/12	82,000
BBB-	80		6.125%, 1/15/15	81,600
CCC	50		Curative Health Services, Inc., 10.75%, 5/01/11	39,250
B	715	[2]	Elan Finance Corp., 7.75%, 11/15/11, (Ireland)	620,262
BB+	300		HCA, Inc., 5.50%, 12/01/09	298,654
B-	225		IASIS Healthcare LLC/IASIS Cap. Corp., 8.75%, 6/15/14	244,687
B3	40		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	34,800
Ba3	70		Neighborcare, Inc., 6.875%, 11/15/13	76,300
B-	135		Norcross Safety Products LLC/Norcross Cap. Corp., 9.875%, 8/15/11	142,763
			Tenet Healthcare Corp.,
B	40		6.375%, 12/01/11	38,200
B	95		9.875%, 7/01/14	101,650
B-	505		Universal Hospital Services, Inc., 10.125%, 11/01/11	521,412
B2	215		US Oncology, Inc., 9.00%, 8/15/12	235,963
CCC+	335		Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	365,150

				2,882,691

			Industrial Equipment—0.7%
	320	[2]	Nationsrent Cos., Inc., 9.50%, 5/01/15	333,600

			Industrials—7.4%
B	85	[2]	Ashtead Holdings PLC, 8.625%, 8/01/15	87,526
B	165		Blount, Inc., 8.875%, 8/01/12	179,850
B-	150		Cenveo Corp., 7.875%, 12/01/13	145,125
B-	195		Concentra Operating Corp., 9.125%, 6/01/12	205,725
B-	715	[2]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	709,637
B-	575		ERICO Intl. Corp., 8.875%, 3/01/12	598,000
B-	175	[2]	Hydrochem Industrial Services, 9.25%, 2/15/13	164,063
B	163		JLG Industries, Inc., 8.375%, 6/15/12	171,150
B-	370	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	358,900
CCC+	210	[2]	Park-Ohio Inds., Inc., 8.375%, 11/15/14	196,875
			Rural/Metro Corp.,
CCC+	80	[2]	zero coupon, 3/15/10	43,600
CCC+	115	[2]	9.875%, 3/15/15	114,713
B3	350		Sunstate Equipment Co. LLC, 10.50%, 4/01/13	359,625
			United Rentals NA, Inc.,
B+	265		7.00%, 2/15/14	249,762
B+	130		7.75%, 11/15/13	126,750

				3,711,301

			Media—9.1%
B+	150		Cenveo Corp., 9.625%, 3/15/12	161,625
CCC-	680		Charter Communications Hldgs. II LLC/Charter Communications Hldgs. II Cap. Corp., 10.25%, 9/15/10	703,800
			Charter Communications Holdings LLC,
Ca	400		10.75%, 10/01/09	328,000
Ca	200		11.125%, 1/15/11	160,000
			CSC Holdings, Inc.,
BB-	525	[2]	zero coupon, 4/15/12	509,250
BB-	45	[2]	Ser. B, 7.625%, 4/01/11	45,337
Ba2	55	[2]	DirecTV Holdings LLC, 6.375%, 6/15/15	55,000

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(cont’d)
BB-	$ 150		Echostar DBS Corp., 6.375%, 10/01/11	$ 149,250
B2	90		Fisher Communications, Inc., 8.625%, 9/15/14	97,425
CCC+	75	[2]	Iesy Repository GMBH, 10.375%, 2/15/15	77,250
B1	29		Inmarsat Finance PLC, 7.625%, 6/30/12	30,932
B-	110	[2]	Nexstar Finance, Inc., 7.00%, 1/15/14	102,850
B	150	[2]	Penn National Gaming, Inc., 6.75%, 3/01/15	150,750
			Primedia, Inc.,
B	194		7.625%, 4/01/08	196,425
B	100		8.00%, 5/15/13	101,750
B	150		8.638%, 8/15/05	158,250
B	75		8.875%, 5/15/11	78,750
B	20		Radio One, Inc., 8.875%, 7/01/11	21,425
B	200		Sinclair Broadcast Group, Inc., 8.75%, 12/15/11	212,500
			Vertis, Inc.,
CCC	290		10.875%, 6/15/09	281,300
	415		13.50%, 12/07/09	319,550
CCC	255		WRC Media, Inc./Weekly Reader Corp./JLC Learning Corp., 12.75%, 11/15/09	270,938
CCC	385		Young Broadcasting, Inc., 10.00%, 3/01/11	361,900

				4,574,257

			Technology—6.5%
	285		Celestica, Inc., 7.625%, 7/01/13	289,631
Ba2	100		Flextronics Intl. Ltd., 6.50%, 5/15/13, (Singapore)	103,625
			Freescale Semiconductor, Inc.,
BB+	100		6.349%, 10/15/05	103,500
BB+	50		6.875%, 7/15/11	52,875
B	325		General Cable Corp., 9.50%, 11/15/10	346,938
B+	60	[2]	Hynix Semiconductor, Inc., 9.875%, 7/01/12, (South Korea)	65,250
			MagnaChip Semiconductor SA,
Ba3	100	[2]	6.875%, 12/15/11, (Luxembourg)	99,250
B2	185	[2]	8.00%, 12/15/14, (Luxembourg)	179,450
Ba3	310	[2]	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 6.66%, 9/15/05, (Luxembourg)	310,775
B3	140		NDCHealth Corp., 10.50%, 12/01/12	150,500
B1	70		Sanmina SCI Corp., 6.75%, 3/01/13	67,200
			Stats Chippac Ltd.,
BB	215		6.75%, 11/15/11	208,550
BB	200		7.50%, 7/19/10	201,500
			Sungard Data Systems, Inc.,
B-	60		zero coupon, 8/15/13	62,250
B-	265	[2]	9.125%, 8/15/13	276,607
B-	340	[2]	10.25%, 8/15/15	354,042
B	365		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	372,300

				3,244,243

			Telecommunications—11.9%
B-	70		ACC Escrow Corp., Ser. B, 10.00%, 8/01/11	73,150
B-	175		Allbritton Communications Co., 7.75%, 12/15/12	176,313
	2,000	[5]	Asia Global Crossing Ltd., 13.375%, 10/15/10, (Bermuda)	60,000
BB+	182		AT&T Corp., 9.05%, 11/15/11	207,267
B3	320		Centennial Communications Corp., 8.125%, 2/01/14	343,200
B1	205		Cincinnati Bell, Inc., 7.25%, 7/15/13	218,581
B2	260	[2]	Dobson Cellular Systems, Inc., 8.375%, 11/01/11	276,250
B-	100	[2]	Hawaiian Telcom Communications, Inc., 8.914%, 5/01/13	103,750
			Intelsat Ltd.,
B+	170	[2]	8.25%, 1/15/13, (Bermuda)	177,650
B+	350	[2]	8.625%, 1/15/15, (Bermuda)	372,750
B+	275	[2]	8.695%, 1/17/06, (Bermuda)	280,500
			Lucent Technologies, Inc.,
B1	80		6.45%, 3/15/29	72,200
B1	522		6.50%, 1/15/28	464,580
B+	119		MCI, Inc., 6.908%, 5/01/07	120,488

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Telecommunications—(cont’d)
B-	$ 295		Nortel Networks Corp., 6.875%, 9/01/23, (Canada)	$ 282,462
			PanAmSat Corp.,
BB+	210		6.875%, 1/15/28	198,450
B+	140		9.00%, 8/15/14	154,700
	600	[5]	PF. Net Communications, Inc., 13.75%, 5/15/10	60
			Qwest Corp.,
BB-	230	[2]	6.671%, 9/15/05	239,200
BB-	600		7.875%, 9/01/11	625,500
BB-	445		8.875%, 3/15/12	486,162
B+	395		Rogers Wireless Communications, Inc., 8.00%, 12/15/12, (Canada)	426,600
BB	35		Rogers Wireless, Inc., 7.25%, 12/15/12, (Canada)	37,800
CCC	505		Rural Cellular Corp., 9.875%, 2/01/10	537,194

				5,934,807

			Transportation—4.7%
B	220	[2]	CHC Helicopter Corp., 7.375%, 5/01/14, (Canada)	222,750
B+	220		General Maritime Corp., 10.00%, 3/15/13, (Marshall Island)	240,350
B3	545		Horizon Lines LLC, 9.00%, 11/01/12	581,787
B+	265		OMI Corp., 7.625%, 12/01/13, (Marshall Island)	269,969
BB+	505		Overseas Shipholding Group, Inc., 7.50%, 2/15/24	488,588
B	500		Sea Containers Ltd., Ser. B, 10.75%, 10/15/06, (Bermuda)	503,750
B	25		Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14, (Bahamas)	22,125

				2,329,319

			Total Corporate Bonds (cost $75,783,031)	64,290,734

	Shares

			Preferred Securities—0.0%
			Media—0.0%
C	1	[4,5]	Adelphia Business Solutions, Ser. B, 12.875%	0

			Common Stock—0.3%
			Consumer Products—0.0%
	15	[4]	Mattress Discounters Corp.	0

			Technology—0.3%
	68		Globix Corp.	172,946

			Total Common Stocks	172,946

	Units

			WARRANTS—0.0%
	1	[3]	Mattress Discounters Corp., Expires 7/15/07, strike price $0.01, 4.85 shares for 1 warrant	0
	54	[3]	Neon Communications, Inc., Expires 12/02/12	0
	1	[3]	PF. Net Communications, Inc., Expires 5/15/10, strike price $0.01, 36.87243 shares for 1 warrant	0
			Total Warrants—0.0%	0

			Total Long-Term Investments (cost $77,974,444)	69,226,383

			SHORT-TERM INVESTMENTS—4.2%
			U.S. Government and Agency Security—4.2%
AAA	2,100		Federal Home Loan Bank Discount Note, zero coupon, 8/01/05 (cost $2,100,000)	2,100,000

			Total investments—142.6% (cost $80,074,4446)	71,326,383
			Liabilities in excess of other assets (including $20,806,850 in Loan Payable)—(42.6)%	(21,324,242)

			Net Assets—100%	$ 50,002,141

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2005, the Trust held 35.2% of it nets assets, with a current market value of $17,591,006, in securities restricted as to resale.
[3]	Illiquid security.
[4]	Security is fair valued.
[5]	Issuer is technically in default and/or bankruptcy.
[6]	Cost for Federal income tax purposes is $80,805,319. The net unrealized depreciation on a tax basis is $8,758,936, consisting of $1,835,746 gross unrealized appreciation and $10,594,682 gross unrealized depreciation.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock High Yield Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005